Other Gains and (Losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Gains and (Losses) [Abstract]
Gain on disposals of property, plant and equipment	$ 171	$ 10,541	$ 11,412
Foreign exchange gain	(48)	54	(233,532)
Provision / reversal of inventory obsolescence	(101,256)	(1,667)	(342)
Bad debt provision of trade receivables		(331,196)	(1,028,439)
Impairment of prepayments in land purchase and related construction*		(11,649,038)	(2,565,334)
Others	(21,110)	847,539	(19,473)
Other gains (losses)	$ (122,243)	$ (11,123,767)	$ (3,877,832)